Investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Investment in affiliates	R$ 128,699	R$ 97,134
Other investments	584	761
Total	R$ 129,283	R$ 97,895